Group Cash Flow Statement (Parenthetical) € in Millions, $ in Millions			3 Months Ended	12 Months Ended
		May 11, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Cash flows from consolidated operations
Profit after tax for the year				$ 22,575	$ 10,400		$ 6,972
Adjustments for:
– Taxation				8,258	4,991		4,147
– Finance items				26	1,751		648
– Share of profit after tax of equity accounted units				(1,042)	(652)		(301)
– Losses on disposal of interest in business				0	0		291
– Impairment charges of investments in equity accounted units after tax				0	339		0
– Impairment charges net of reversals				269	904		3,487
– Depreciation and amortisation				4,697	4,279		4,384
– Provisions (including exchange differences on provisions)				1,903	894		753
– Pension settlement				(291)	0		0
Utilisation of provisions				(771)	(582)		(539)
Utilisation of provision for post-retirement benefits				(129)	(192)		(205)
Change in inventories				(1,397)	(281)		28
Change in receivables and other assets	[1]			(367)	(562)		163
Change in trade and other payables				685	558		(191)
Other items	[2]			(480)	(25)		68
Cash flows from consolidated operations	[3]			33,936	21,822		19,705
Purchases of financial assets				45	5		43
Amount held in trust fund			$ 388	388	410
Borrowings			13,531	13,531	13,831
Buy-back of bonds				1,200
Gain on recognition of a new wharf at Kitimat, Canada				336	0		0
Mongolia | Oyu Tolgoi
Adjustments for:
Payment for disputed tax matters				356
Rio Tinto Finance (USA) plc Bonds 2.75% 2051
Adjustments for:
Borrowings			$ 1,225	$ 1,225	0
Debt securities, fixed rate			2.75%	2.75%
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Adjustments for:
Borrowings			$ 0	$ 0	1,299
Debt securities, fixed rate			3.75%	3.75%
Rio Tinto Finance plc Euro Bonds 2.0% due 2020
Adjustments for:
Buy-back of bonds		$ 526	$ 1,270			€ 402
Diavik
Adjustments for:
Group interest (%)				60.00%
Energy Resources of Australia
Adjustments for:
Deposits into trust fund					299
Fixed Income Instruments
Adjustments for:
Purchases of financial assets				$ 107	$ 58		$ 28

[1]	In 2021, the Mongolian Tax Authority required payment by Oyu Tolgoi of US$356 million in relation to disputed tax matters. Oyu Tolgoi continues to dispute the matters and has classified amounts subject to international arbitration as prepayments pending resolution.
[2]	At 31 December 2021, other items include US$336 million related to a gain on recognition of a new wharf at Kitimat, Canada with no associated cash flow.
[3]

(a) Cash flows from consolidated operations			—	—
Profit after tax for the year		22,575	10,400	6,972
Adjustments for:
– Taxation		8,258	4,991	4,147
– Finance items		26	1,751	648
– Share of profit after tax of equity accounted units		(1,042)	(652)	(301)
– Losses on disposal of interest in business	36	—	—	291
– Impairment charges of investments in equity accounted units after tax	6	—	339	—
– Impairment charges net of reversals	6	269	904	3,487
– Depreciation and amortisation		4,697	4,279	4,384
– Provisions (including exchange differences on provisions)		1,903	894	753
– Pension settlement	25	(291)	—	—
Utilisation of provisions		(771)	(582)	(539)
Utilisation of provision for post-retirement benefits	25	(129)	(192)	(205)
Change in inventories		(1,397)	(281)	28
Change in receivables and other assets(g)		(367)	(562)	163
Change in trade and other payables		685	558	(191)
Other items(h)		(480)	(25)	68
		33,936	21,822	19,705